Non-cash Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-cash Transactions
31.	NON-CASH TRANSACTIONS

Below is a list of transactions that did not involve cash flow movements in the fiscal year of acquisition:

	12.31.2018	12.31.2017	12.31.2016
- Acquisition of Property, plant and equipment financed with trade payables	804,233,159	—	33,620,568
- Acquisition of 2.36% of interest in Cofesur S.A.U. (*)	—	52,316,833
- Acquisition of interest in Yguazú Cementos S.A. cancelled with the settlement of loans with InterCement Brasil S.A. (Note 16)	—	144,077,417	954,610,144
- Settlement of account payable for purchases to InterCement Brasil S.A. with other receivables	—	51,576,882
-Account payable settlement with amount receivable under financial leasing			(317,986,070)

(*)	The Company applied the 52,316,833 advance that it had as of December 31, 2016 to the acquisition of a 2.36% ownership interest in Cofesur S.A.U. approved by the Argentine Government in March 2017.